Net Loss Per Share - Summary of Shares Outstanding Excluded from Calculation of Diluted Net Loss Per Ordinary Share (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Shares Issuable Upon Exercise of Share Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Shares outstanding excluded from calculation of diluted net loss per ordinary share	38,654,688	46,558,578	55,825,379
Shares Issuable Upon Vesting of Restricted Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Shares outstanding excluded from calculation of diluted net loss per ordinary share	8,315,206	14,430,689	9,272,591